CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Cash Flows
Net loss	$ (17,837,262)	$ (6,760,541)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation and amortization	20,721	163,240
Impairment of assets	326,000
Common stock and warrants issued for services	862,000	3,912,393
Common stock and warrants issued for liabilities	836,128	2,137,500
Stock based compensation amortization		605,627
LossOnDebtSettlement	1,282,650
Loss on derivative liability option	429,000
Loss on legal settlement	10,923,600
Changes in Operating Assets and Liabilities:
Prepaid expenses	(6,000)
Increase (Decrease) in Receivables	(44,100)
Accounts payable and accrued expenses	177,400	1,401,534
Accrued compensation - officers	(99,869)	(2,770,034)
Accrued interest	(11,109)	11,109
Net cash provided by discontinued operations	7,868	375,762
Net cash (used in) operating activities	(3,132,973)	(923,410)
INVESTING ACTIVITIES:
Purchase of fixed assets	(45,863)
Net Cash Provided by (Used in) Investing Activities	(45,863)
FINANCING ACTIVITIES:
Proceeds from the sale of common stock and warrants	5,905,000	550,000
Proceeds from the sale of options	125,000
Proceeds from note payable- related party	250,000	250,000
Proceeds from convertible debenture		650,000
Proceeds from related party loan
Repurchase of common stock	(1,052,001)
Proceeds from note payable-related party		(881,204)
Net cash provided by financing activities	5,227,999	568,796
INCREASE/(DECREASE) IN CASH	2,049,163	(354,614)
CASH AT BEGINNING OF PERIOD	166,939	521,553
CASH AT END OF PERIOD	2,216,102	166,939
Supplemental Cash Flow Disclosures:
Interest expense		37,897
Income taxes
Non cash investing and financing activities:
Debt settlements	1,150,000
Share repurchase liability.	$ 2,268,999